Concentration	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration
Concentration
Tenant and Credit Concentration
We define annualized rental income as the annualized contractual base rents from our tenants pursuant to our lease agreements as of the measurement date, plus straight line rent adjustments and estimated recurring expense reimbursements to be paid to us, and excluding lease value amortization. The U.S. Government, 13 state governments, and five other government tenants combined were responsible for approximately 62.6%, 87.9% and 92.8% of our annualized rental income as of December 31, 2017, 2016 and 2015, respectively. The U.S. Government is our largest tenant by annualized rental income and was responsible for approximately 43.5%, 60.6% and 67.0% of our annualized rental income as of December 31, 2017, 2016 and 2015, respectively.
Geographic Concentration
At December 31, 2017, our 108 wholly owned properties (167 buildings) were located in 30 states and the District of Columbia.  Consolidated properties located in Virginia, the District of Columbia, Maryland, California, Georgia, New York, and Massachusetts were responsible for approximately 23.2%, 17.7%, 14.9%, 9.6%, 5.6%, 4.4% and 3.2% of our annualized rental income as of December 31, 2017, respectively. Consolidated properties located in the metropolitan Washington, D.C. market area were responsible for approximately 43.3% of our annualized rental income as of December 31, 2017.